Long-term incentive plan	12 Months Ended
Dec. 31, 2023
Long-term Incentive Plan
Long-term incentive plan

27.	Long-term incentive plan

2018-2020 Plan and 2021-2023 Plan

On April 19, 2018, and March 30, 2021, they were approved by the General Meeting of shareholders of TIM S.A. (TIM Participações S.A. before the merger by TIM S.A. on August 31, 2020), long-term incentive plans: “2018-2020 Plan” and “2021-2023 Plan” respectively, granted to senior directors and to those who occupy the position of key positions in the Company.

The 2018-2020 and 2021-2023 Plans provide for the granting of shares (performance shares and/or restricted shares). They propose to grant participants shares issued by the Company, subject to the participant’s permanence in the Company (achievement of specific goals). The number of shares may vary, for more or for less, as a result of the performance and possibly of the dividend award, considering the criteria provided for in each Grant.

For the 2018-2020 and 2021-2023 plan, the term of validity has the same periodicity of 3 years related to its vesting. These Plans, in addition to considering the transfer of shares, also provides for the possibility of making payment to participants of the equivalent amount in cash.

The total amount of the expense was calculated considering the value of the shares and is recognized in the results over the vesting period.

Stock Program Table (Performance Shares and Restricted Shares)

Identification of grant	Shares granted (principal)	Maturity date	Grant Price	Stock balance (principal) at the beginning of the year	Shares (principal) granted during the period	Shares transferred during the year				Paid in cash				Canceled shares (principal)	Share balance (principal)
						Billed volume (principal)	Performance change	Additional dividends	Subtotal of shares transferred	Billed volume (principal)	Performance change	Additional dividends	Subtotal of shares paid in cash	during the year	at the end of the year
2021-2023 Plan 2023 Grant(s)	1,560,993	July 2026	R$ 12.60	-	1,560,993	-	-	-	-	-	-	-	-	(25,389)	1,535,604
2021-2023 Plan 2022 Grant(s)	1,227,712	Apr 2025	R$ 13.23	1,183,147	-	(264,305)	(110,928)	(17,227)	(392,460)	-	-	-	-	(147,540)	771,302
2021-2023 Plan 2021 Grant(s)	3,431,610	May 2024	R$ 12.95	2,024,153	220,743	(957,545)	(160,259)	(89,699)	(1,207,503)	(89,403)	(12,268)	(8,159)	(109,830)	(376,006)	821,942
2018-2020 Plan 2020 Grant(s)	796,054	Apr 2023	R$ 14.40	260,840	-	(230,188)	(25,174)	(29,560)	(284,922)	(30,471)	(3,330)	(3,913)	(37,714)	(181)	-
2018-2020 Plan 2019 Grant(s)	930,662	July 2022	R$ 11.28	-	-	-	-	-	-	-	-	-	-	-	-

2018-2020 Plan 2018 Grant(s)	849,932	Apr 2021	R$ 14.41	-	-	-	-	-	-	-	-	-	-	-	-
Total	8,796,963			3,468,140	1,781,736	(1,452,038)	(296,361)	(136,486)	(1,884,885)	(119,874)	(15,598)	(12,072)	(147,544)	(549,116)	3,128,848
Weighted average price of the balance of grants			R$ 12.85

Identification of grant	Shares granted	Maturity date	Grant Price	Balance at the beginning of the year	Granted during the year	Transferred during the year				Paid in cash		Canceled during the year	Balance at the end of the year
						Billed volume	Performance change	Additional dividends	Billed volume	Performance change	Additional dividends
2021-2023 Plan 2022 Grant(s)	1,227,712	Apr 2025	R$ 13.23	-	1,227,712	-	-	-	-	-	-	(44,565)	1,183,147
2021-2023 Plan 2021 Grant(s)	3,431,610	May 2024	R$ 12.95	3,119,734	-	(1,043,059)	(87,605)	(43,880)	(2,883)	(473)	(130)	(49,639)	2,024,153
2018-2020 Plan 2020 Grant(s)	796,054	Apr 2023	R$ 14.40	519,098	-	(252,024)	(63,029)	(22,884)	(2,593)	(649)	(236)	(3,641)	260,840
2018-2020 Plan 2019 Grant(s)	930,662	July 2022	R$ 11.28	427,030	-	(419,188)	(137,064)	(62,243)	(7,842)	(2,537)	(1,195)	-	-
2018-2020 Plan 2018 Grant(s)	849,932	Apr 2021	R$ 14.41	-	-	-	-	-	-	-	-	-	-
Total	7,235,970			4,065,862	1,227,712	(1,714,271)	(287,698)	(129,007)	(13,318)	(3,659)	(1,561)	(97,845)	3,468,140
Weighted average price of the balance of grants			R$ 13.15

The base price of the share of each share was calculated using the weighted averages of shares The base price of the share of each share was calculated using the weighted averages of TIM S.A.’s share price. (TIM Participações S.A. before the merger by TIM S.A. on August 31, 2020), considering the following periods:

•	2018-2020 Plan - 1st Grant-traded volume and trading price of TIM Participações shares for the period 03/01/2018–03/31/2018.

•	2018-2020 Plan - 2nd Grant-traded volume and trading price of TIM Participações shares for the period 06/01/2019–06/30/2019.

•	2018-2020 Plan - 1st Grant-traded volume and trading price of TIM Participações shares for the period 03/01/2020–03/31/2020.

•	2021-2023 Plan - 1st Grant-traded volume and trading price of TIM S.A. shares for the period 03/01/2021–03/31/2021.

•	2021–2023 Plan – 2nd Grant - traded volume and trading price of TIM S.A. shares in the period 03/01/2022–03/31/2022.

•	2021-2023 Plan - 1st Grant-traded volume and trading price of TIM S.A. shares for the period 03/01/2023–03/31/2023.

On December 31, 2023, expenses pegged to these long-term benefit plans totaled R$ 32,424 (R$ 47,815, on December 31, 2022).

Termination of the Share Buyback Program and Approval of a New Program

On June 12, 2023, the Board of Directors became aware of the termination of the Share Buyback Program approved at a meeting of the Company’s Board of Directors on May 5, 2021, and approved a new share buyback program of its own issuance. The new program started as of the date of the Board of Directors’ resolution, remaining in effect until December 12, 2024, considering that acquisitions shall be made on the Stock Exchange (B3 S.A. – Brasil, Bolsa, Balcão), at market prices, observing the applicable legal and regulatory limits.